Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The following summarizes the loss (gain), recognized in the consolidated statement of comprehensive loss, related to derivatives designated and qualifying as cash flow hedges for the years ended December 31, 2014, 2015 and 2016:

			Location of Gain	Amount of Gain
	Amount of Gain		Reclassified from	Reclassified from
	Recognized in Other		Other	Other Comprehensive
	Comprehensive		Comprehensive	Income into
Derivatives in Cash Flow	Income		Income into	Loss
Hedging Relationships	RMB	US$	Loss	RMB	US$
2014
Foreign currency contracts	(24,117)		Foreign currency exchange losses	(24,390)
2015
Foreign currency contracts	—		Foreign currency exchange losses	(749)
2016
Foreign currency contracts	—	—	Foreign currency exchange losses	—	—

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
The following summarizes the losses and the location in the consolidated statements of comprehensive loss of derivatives not designated as hedging instruments for the years ended December 31, 2014, 2015 and 2016:

		Amount of Loss Recognized in Income on
	Location of Loss	Derivative
	Recognized in Income	2014	2015	2016
	on Derivative	RMB	RMB	RMB	US$
Derivatives Not Designated as Hedging Instruments
Interest rate swap	Interest expense	(81)	—	—	—
Total		(81)	—	—	—